Direct Vessel Expenses (Tables)	12 Months Ended
Dec. 31, 2014
DIRECT VESSEL EXPENSES [Abstract]
Direct vessel expenses

	Year Ended	Year Ended	Year Ended
	December 31	December 31	December 31
	2014	2013	2012
Payroll and related costs	$47,905	$47,766	$47,950
Insurances	3,371	3,618	3,727
Repairs and maintenance	9,177	11,153	9,972
Lubricants	1,523	1,203	1,071
Victualing	2,203	1,904	2,256
Travel expenses	3,644	2,662	2,026
Other expenses	4,364	4,407	2,474
Total	$72,187	$72,713	$69,476